SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2024
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS
7.	SHORT-TERM INVESTMENTS

Short-term investments represent structured deposits with maturities of less than one year. Short-term investments balance as of December 31, 2023 and 2024 is denominated in RMB, amounted to RMB18,505 and RMB72,500, respectively.